FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     March 31, 2009"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska May 11, 2009"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     13

"Form 13F Information Table Value Total:     $ 93,764,679."



List of Other Included Managers:              NONE





Form 13F Information Table
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
ISHARES MSCI EAFE		COM	464287465	"3,665.18"	97504	SOLE	N/A	"97,504"
ISHARES RUSSELL 2000		COM	464287655	"1,464.39"	34825	SOLE	N/A	"34,825"
ISHARES RUSSELL MIDCAP	COM	464287499	"1,894.40"	35075	SOLE	N/A	"35,075"
ISHARES RUSSELL	3000	COM	464287689	"3,494.91"	76175	SOLE	N/A	"76,175"
ISHARES S&P 500 INDEX FUND	COM	464287200	"1,624.49"	20403	SOLE	N/A	"20,403"
ISHARES S&P MIDCAP 400	COM	464287507	"10,437.87"	214462	SOLE	N/A	"214,462"
ISHARES S&P SMALLCAP 600 	COM	464287804	"1,946.72"	53496	SOLE	N/A	"53,496"
S & P 400 MIDCAP DEP ETF	COM	595635103	"354.36"	4000	SOLE	N/A	"4,000"
S & P 500 DEPOSITARY ETF	COM	78462F103	"26,926.59"	338614	SOLE	N/A	"338,614"
VANGUARD EMERGING MARKET ETF	COM	922042858	"4,986.83"	211665	SOLE	N/A	"211,665"
VANGUARD EUROPE PACIFIC ETF	COM	921943858	"14,109.64"	613196	SOLE	N/A	"613,196"
VANGUARD REIT ETF		COM	922908553	"10,367.73"	427007	SOLE	N/A	"427,007"
VANGUARD BOND MARKET ETF	COM	921937835	"12,491.59"	161913	SOLE	N/A	"161913"